PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of personnel expenses

For the years ended December 31
($ millions)	2018	2017
Salaries and wages	254	194
Share-based compensation expense (Note 23)	63	73
Short-term incentive plan	59	45
Pension plan expense	23	20
Health, savings plan and other benefits	21	18
	420	350